FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis:

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$35	$—	$35	$—	$93	$—	$93
Available for sale investments	63	217	—	280	87	559	—	646
Interest rate swap agreements	—	18	—	18	—	16	—	16
Cross currency swap agreements	—	—	—	—	—	90	—	90
Investments in equity securities	22	—	—	22	22	32	—	54
Right to HWI Net Sale Proceeds	—	—	9	9	—	—	295	295
Total assets	$85	$270	$9	$364	$109	$790	$295	$1,194
Liabilities
Foreign currency exchange contracts	$—	$9	—	$9	$—	$8	—	$8
Interest rate swap agreements	—	184	—	184	—	303	—	303
Commodity contracts	—	1	—	1	—	1	—	1
Cross currency swap agreements	—	145	—	145	—	—	—	—
Total liabilities	$—	$339	$—	$339	$—	$312	$—	$312

Schedule of Fair Value Using Level 3 Measurements
The following table sets forth a reconciliation of beginning and ending balances of assets and liabilities that were accounted for at fair value using level 3 measurements:

	Years Ended December 31,
	2023	2022
Balance at beginning of period	$295	$—
Recognition of right to HWI Net Sale Proceeds	—	295
Receipt of HWI Net Sale Proceeds	(275)	—
Fair value adjustment of HWI Net Sale Proceeds	(11)	—
Balance at end of period	$9	$295

Financial Assets and Liabilities That Were Not Carried at Fair Value
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	December 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Long-term receivables	$232	$173	$229	$183
Liabilities
Long-term debt and related current maturities	18,358	17,706	16,853	15,856